UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

(Zip code)

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Camco Investors Fund
	Schedule of Investments
	March 31, 2008

Shares		Value

COMMON STOCKS - 85.87%

Beverages - 2.74%
4,500	Coca Cola Co.	$ 273,915

Capital Markets - 1.13%
2,955	Fidelity National Information Services, Inc.	112,704

Commercial Banks - 3.16%
16,000	Oriental Financial Group, Inc.	315,360

Communications Equipment - 3.39%
3,100	L-3 Communications Holdings, Inc.	338,954

Computers & Peripherals - 0.81%
3,600	Sandisk Corp. *	81,252

Construction & Engineering - 1.53%
7,900	Meritage Homes Corp. *	152,628

Construction Materials - 2.67%
7,500	Eagle Materials, Inc.	266,625

Consumer Finance - 0.18%
1,000	Broadridge Financial Solutions, Inc.	17,600

Containers & Packaging - 2.02%
8,000	Sealed Air Corp.	202,000

Electronic Equipment & Instruments - 9.91%
5,442	Dominion Resources, Inc.	222,251
17,275	Flextronics International Ltd. (Singapore)	162,212
20,000	Ion Geophysical Corp. *	276,000
6,450	Tyco Electronics Ltd. (Bermuda)	221,364
2,450	Tyco Laboratories Ltd.	107,923
		989,750
Food & Staples Retailing - 1.74%
6,000	Sysco Corp.	174,120

Health Care Equipment & Supplies - 10.47%
4,450	Covidien Ltd. (Bermuda)	196,913
7,200	Medtronic, Inc.	348,264
3,500	Stryker Corp.	227,675
3,500	Zimmer Holding, Inc. *	272,510
		1,045,362
Health Care Technology - 0.64%
14,025	Trinity Biotech, Plc. ADR (Ireland)	64,375

Insurance - 4.92%
6,000	American Financial Group, Inc.	153,360
5,762	Fidelity National Financial, Inc.	105,617
14,500	Montpelier Re Holdings Ltd. (Bermuda)	232,725
		491,702
Machinery - 2.54%
7,000	Graco, Inc.	253,820

Metals & Mining - 8.12%
4,000	Alcoa, Inc.	144,240
8,000	Compass Minerals International, Inc.	471,840
1,400	Freeport McMoran Copper & Gold, Inc.	134,708
4,000	Titanium Metals Corp.	60,200
		810,988
Oil, Gas, Consumable Fuels - 14.13%
12,000	Chesapeake Energy Corp.	553,800
4,500	Cimarex Energy Co.	246,330
5,500	Helix Energy Solutions Group, Inc. *	173,250
4,325	Kinder Morgan Energy Partners, LP	236,534
10,000	Petrohawk Energy Corp. *	201,700
		1,411,614
Pharmaceuticals - 1.51%
13,000	Mylan, Inc. *	150,800

Road & Rail - 1.60%
6,000	Trinity Industries, Inc.	159,900

Semiconductors & Semiconductor Equipment - 2.46%
49,000	Silicon Image, Inc. *	245,490

Software - 2.21%
5,200	Automatic Data Processing, Inc.	220,428

Specialty Retail - 4.96%
9,500	American Eagle Outfitters, Inc.	166,345
2,500	Garmin Ltd.	135,025
8,450	Lowe's Companies, Inc.	193,843
		495,213
Transportation Infrastructure - 2.99%
8,000	Euroseas Ltd. (Greece)	96,000
6,600	Tsakos Energy Navigation Ltd. (Greece)	203,016
		299,016

TOTAL FOR COMMON STOCKS (Cost $8,073,566) - 85.87%		$ 8,573,616

CORPORATE BONDS - 1.24%
200,000	CIT Group, Inc. 5.95% 02/15/2017	$ 124,000

TOTAL FOR CORPORATE BONDS (Cost $200,000) - 1.24%		$ 124,000

REAL ESTATE INVESTMENT TRUSTS - 7.68%
20,000	Ashford Hospitality Trust, Inc.	113,600
4,000	Equity One, Inc.	95,880
4,875	Highwood Properties, Inc.	151,466
22,500	JER Investors Trust, Inc.	190,800
4,000	Ramco Gershenson Properties Trust	84,440
2,600	Saul Centers, Inc.	130,624

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $927,686) - 7.68%		$ 766,810

REPURCHASE AGREEMENT - 5.17%
516,181	US Bank Repurchase Agreement, 1.50%, dated 3/31/2008, due 4/1/2008
	repurchase price $516,181, collateralized by U.S. Treasury Bonds	516,181

TOTAL FOR REPURCHASE AGREEMENTS (Cost $516,181) - 5.17%		$ 516,181

TOTAL INVESTMENTS (Cost $9,717,433) - 99.96%		$ 9,980,607

OTHER ASSETS LESS LIABILITIES - 0.04%		4,065

NET ASSETS - 100.00%		$ 9,984,672

* Non-income producing securities during the period.
ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Camco Investors Fund
1. SECURITY TRANSACTIONS

At March 31, 2008, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,717,433 amounted to $263,174, which consisted of aggregate gross unrealized appreciation of  $1,672,338 and aggregate gross unrealized depreciation of $1,409,164.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Financial Accounting Standards Board Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance  with  FAS 157,  fair value is defined as the price  that  the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level  hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability. Inputs may be observable  or  unobservable  and refer broadly to the assumptions that market participants  should  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based  on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodology used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained  from a quoted price in an active market, such securities are reflected as Level 2.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of March 31, 2008:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 9,340,426	$ -
Level 2 - Other significant observable inputs		640,181	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 9,980,607	$ -

*Other  financial  instruments are derivative instruments not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By /s/ Dennis Connor

      Dennis Connor

      President

Date July 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacity and on the date indicated.

By /s/ Dennis Connor

      Dennis Connor

      President

Date July 18, 2008

By /s/Paul Berghaus

      Paul Berghaus

      Treasurer

Date July 18, 2008